1-33354

NYSE Regulation

VIA FACSIMILE AND U.S. MAIL

October 25, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: HealthShares, Inc.

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 25, 2007) an application from the above-referenced issuer and has approved the following Shares of Beneficial Interest, $0.0001 par value, of each of the following nineteen funds for listing on NYSE Arca, Inc. ("Exchange"):

HealthShares Autoimmune-Inflammation Exchange-Traded Fund
HealthShares Cancer Exchange-Traded Fund
HealthShares Cardio Devices Exchange-Traded Fund
HealthShares Cardiology Exchange-Traded Fund
HealthShares Dermatology and Wound Care Exchange-Traded Fund
HealthShares Diagnostics Exchange-Traded Fund
HealthShares Emerging Cancer Exchange-Traded Fund
HealthShares Enabling Technologies Exchange-Traded Fund
HealthShares European Drugs Exchange-Traded Fund
HealthShares European Medical Products and Devices Exchange-Traded Fund
HealthShares GI/Gender Health Exchange-Traded Fund
HealthShares Infectious Disease Exchange-Traded Fund
HealthShares Metabolic-Endocrine Disorders Exchange-Traded Fund
HealthShares Neuroscience Exchange-Traded Fund
HealthShares Ophthalmology Exchange-Traded Fund
HealthShares Orthopedic Repair Exchange-Traded Fund
HealthShares Patient Care Services Exchange-Traded Fund
HealthShares Respiratory/Pulmonary Exchange-Traded Fund
HealthShares Composite Exchange-Traded Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date

135853

received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Lynn Eslin, Division of Investment Management, SEC
Matthew J. Van Wormer, Esq., Associate, Paul, Hastings, Janofsky & Walker LLP,
75 East 55th Street, New York, NY 10022

END